FAIR VALUE MEASUREMENTS (Changes in fair value of rate swap derivative) (Details)	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of interest rate swap	¥ 78,878,089	$ 11,617,487	¥ 94,440,241
Disposal	(140,150,054)
Interest Rate Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	61,271,965		12,786,001
Change in fair value of interest rate swap	¥ 78,878,089		94,440,241
Cash settlement			(21,488,548)
Balance at December 31,			¥ 85,737,694